Exhibit 99.1

Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	October 2019
Distribution Date	11/15/19
Transaction Month	50
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 14, 2015
Closing Date:	September 16, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,061,790,025.14	57,449	3.31%	58.28
Original Adj. Pool Balance:		$1,020,665,769.69

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$211,000,000.00	19.872%	0.39000%		September 15, 2016
Class A-2-A Notes	Fixed	$250,000,000.00	23.545%	0.99000%		November 15, 2018
Class A-2-B Notes	Floating	$145,000,000.00	13.656%	LIBOR + 0.37%		November 15, 2018
Class A-3 Notes	Fixed	$255,000,000.00	24.016%	1.46000%		February 18, 2020
Class A-4 Notes	Fixed	$83,630,000.00	7.876%	1.78000%		November 15, 2021
Class B Notes	Fixed	$18,370,000.00	1.730%	2.15000%		November 15, 2021
Class C Notes	Fixed	$27,560,000.00	2.596%	2.55000%		November 15, 2021
Class D Notes	Fixed	$22,450,000.00	2.114%	3.15000%		June 15, 2022
Total Securities		$1,013,010,000.00	95.406%

Overcollateralization		$7,655,769.69	0.721%
YSOA		$41,124,255.45	3.873%
Total Original Pool Balance		$1,061,790,025.14	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$-	-	$-	-	$-
Class A-2-B Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$-	-	$-	-	$-
Class B Notes	$5,907,221.67	0.3215690	$-	-	$5,907,221.67
Class C Notes	$27,560,000.00	1.0000000	$25,714,730.43	0.9330454	$1,845,269.57
Class D Notes	$22,450,000.00	1.0000000	$22,450,000.00	1.0000000	$-
Total Securities	$55,917,221.67	0.0551991	$48,164,730.43	0.0475462	$7,752,491.24

Weighted Avg. Coupon (WAC)	3.20%		3.23%
Weighted Avg. Remaining Maturity (WARM)	14.52		13.85
Pool Receivables Balance	$72,682,071.66		$64,713,138.35
Remaining Number of Receivables	18,453		17,719

Adjusted Pool Balance	$71,227,208.22		$63,474,716.98

III. COLLECTIONS

Principal:
Principal Collections	$7,784,450.01
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$100,569.60
Total Principal Collections	$7,885,019.61

Interest:
Interest Collections	$191,375.48
Late Fees & Other Charges	$22,403.43
Interest on Repurchase Principal	$-
Total Interest Collections	$213,778.91

Collection Account Interest	$9,860.14
Reserve Account Interest	$3,880.21
Servicer Advances	$-

Total Collections	$8,112,538.87

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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	October 2019
Distribution Date	11/15/19
Transaction Month	50
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$8,112,538.87
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$8,112,538.87

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$60,568.39	$-	$60,568.39	60,568.39
Collection Account Interest					$9,860.14
Late Fees & Other Charges					$22,403.43
Total due to Servicer					$92,831.96

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2-A Notes		$-		$-
Class A-2-B Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$-		$-

Total Class A interest:		$-		$-	0.00

3. First Priority Principal Distribution:		$-		$-	0.00

4. Class B Noteholders Interest:		$10,583.77		$10,583.77	10,583.77

5. Second Priority Principal Distribution:		$-		$-	0.00

6. Class C Noteholders Interest:		$58,565.00		$58,565.00	58,565.00

7. Third Priority Principal Distribution:		$-		$-	0.00

8. Class D Noteholders Interest:		$58,931.25		$58,931.25	58,931.25

Available Funds Remaining:					$7,891,626.89

9. Regular Principal Distribution Amount:					7,752,491.24

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2-A Notes				$-
Class A-2-B Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$-		$-
Class B Notes Total:		$5,907,221.67		$5,907,221.67
Class C Notes Total:		$1,845,269.57		$1,845,269.57
Class D Notes Total:		$-		$-
Total Noteholders Principal		$7,752,491.24		$7,752,491.24

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					139,135.65

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$1,454,863.44
Beginning Period Amount	$1,454,863.44
Current Period Amortization	$216,442.07
Ending Period Required Amount	$1,238,421.37
Ending Period Amount	$1,238,421.37
Next Distribution Date Required Amount	$1,043,395.23

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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	October 2019
Distribution Date	11/15/19
Transaction Month	50
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,551,664.42
Beginning Period Amount	$2,551,664.42
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,551,664.42
Ending Period Amount	$2,551,664.42

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%
		Beginning	Ending	Target
Overcollateralization Amount		$15,309,986.55	$15,309,986.55	$15,309,986.55
Overcollateralization as a % of Original Adjusted Pool		1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool		21.49%	24.12%	24.12%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.16%	17,393	97.15%	$62,870,076.54
30 - 60 Days	1.45%	257	2.31%	$1,494,341.44
61 - 90 Days	0.33%	59	0.48%	$311,591.64
91-120 Days	0.06%	10	0.06%	$37,128.73
121 + Days	0.00%	0	0.00%	$-
Total		17,719		$64,713,138.35

Delinquent Receivables 30+ Days Past Due
Current Period	1.84%	326	2.85%	$1,843,061.81
1st Preceding Collection Period	1.73%	320	2.59%	$1,884,082.56
2nd Preceding Collection Period	1.75%	336	2.60%	$2,106,183.47
3rd Preceding Collection Period	1.76%	353	2.49%	$2,237,322.94
Four-Month Average	1.77%		2.63%

Repossession in Current Period		11		$70,954.73
Repossession Inventory		49		$55,811.24

Current Charge-Offs
Gross Principal of Charge-Offs				$184,483.30
Recoveries				$(100,569.60)
Net Loss				$83,913.70

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				1.39%

Average Pool Balance for Current Period				$68,697,605.01

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				1.47%
1st Preceding Collection Period				-0.11%
2nd Preceding Collection Period				-0.24%
3rd Preceding Collection Period				0.74%
Four-Month Average				0.46%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	18	2,449	$29,849,069.45
Recoveries	16	2,218	$(17,406,474.05)
Net Loss			$12,442,595.40
Cumulative Net Loss as a % of Initial Pool Balance			1.17%

Net Loss for Receivables that have experienced a Net Loss *	8	1,723	$12,557,703.50
Average Net Loss for Receivables that have experienced a Net Loss			$7,288.28

Principal Balance of Extensions			$294,568.77
Number of Extensions			41

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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